Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 40,396	$ 45,821	$ 11,721	$ 29,784
Fuel and natural gas in storage	(9,420)	(6,885)	10,061	9,335
Supplies and consumable inventory	(2,944)	(3,397)	(4,921)	(5,344)
Income taxes recoverable	7,623	(2,066)	6,801	(2,074)
Prepaid expenses	1,138	7,287	(5,468)	4,034
Accounts payable	18,429	(10,457)	(10,108)	(50,512)
Accrued liabilities	(45,581)	(13,833)	(55,711)	(29,316)
Current income tax liability	(5,657)	2,099	694	2,789
Asset retirements and environmental obligations	(322)	(5,230)	(1,422)	(5,726)
Net regulatory assets and liabilities	2,007	9,638	8,124	7,039
Changes in non-cash operating items	$ 5,669	$ 22,977	$ (40,229)	$ (39,991)